ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Expenses and Other Current Liabilities [Abstract]
Employee compensation	$ 2,680	$ 511
Contracted services	2,606	399
Business acquisition costs and contingencies	1,331	0
Legal fees	636	447
Other	23	68
Total accrued expenses and other current liabilities	$ 7,276	$ 1,425